Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Stockholder Return Value of Initial Fixed $100 Investment Based On (4) :		Net Income (5)	Adjusted EBITDA (5)
					Krispy Kreme, Inc.	S&P Consumer Discretionary
2021	$23,637,042	$28,259,408	$5,855,030	$7,455,217	$111.29	$112.01	$(14,843,000)	$187,945,000
2022	$2,138,714	$(10,787,406)	$1,082,981	$(3,310,398)	$60.71	$69.92	$(8,775,000)	$190,729,000

(1)	Michael Tattersfield served as the Principal Executive Officer (PEO) for the entirety of 2022, 2021 and 2020.

(2)	Our non-PEO named executive officers (NEOs) included:

a.	2022 - Joshua Charlesworth, Andrew Skehan David Skena, Matthew Spanjers, and Catherine Tang.

b.	2021 - Joshua Charlesworth, Andrew Skehan, Matthew Spanjers, and Catherine Tang.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K.
The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table.

(4)
For each year, total stockholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in Part II, Item 5 of our Annual Report on Form
10-K
for the Fiscal Year Ended January 1, 2023, namely, the Standard & Poor’s Consumer Discretionary Sector. The total return to stockholders reflects an initial $100 investment as of our IPO on July 1, 2021 through our fiscal year end date of January 1, 2023.

(5)	For a description of Adjusted EBITDA, see Compensation Discussion and Analysis – Elements of Compensation – Plan Design.
Compensation Actually Paid Table

Executives	Year	Summary Compensation Table Total	Deduct Summary Compensation Table Stock and Option Awards	Add FV of unvested awards granted in the FY (1)	Add FV change of unvested awards granted in PYs (1)	Add vested awards granted in the FY	Add FV change of vested awards granted in PYs (1)	Subtract FV of awards granted in PYs that failed to vest in the FY (1)	Add value of dividends or other earnings on unvested awards in the FY	Compensation Actually Paid
PEO	2021	$23,637,042	$16,138,304	$20,034,181	$454,389	$—	$272,100 (2)	$—	$—	$28,259,408
PEO	2022	$2,138,714	$999,998	$712,214	$(12,598,179)	$—	$(40,157)	$—	$—	$(10,787,406)
Other NEOs	2021	$5,855,030	$3,806,755	$4,728,962	$275,769	$—	$402,211	$—	$—	$7,455,217
Other NEOs	2022	$1,082,981	$460,002	$256,398	$(2,612,186)	$—	$(201,728)	$1,375,862	$—	$(3,310,398)

(1)
The Company’s IPO occurred on July 1, 2021. Stock and option awards were granted to our NEOs, and prior awards were cancelled as part of the IPO. These stock and option awards initial valuations are as follows:

a.	Stock awards: $17.00 as of July 1, 2021 (the offering price)

b.	Option awards: $6.10 as of May 1, 2021 (Black-Scholes model)

(2)
Michael Tattersfield had stock awards vest on May 18, 2021 that were granted in prior years. The Company valued equity awards semi-annually as a private company. Accordingly, the fair value of Mr. Tattersfield’s vested stock awards was $15.31 at the end of fiscal year 2020 and May 18, 2021.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)	Our non-PEO named executive officers (NEOs) included:

a.	2022 - Joshua Charlesworth, Andrew Skehan David Skena, Matthew Spanjers, and Catherine Tang.

b.	2021 - Joshua Charlesworth, Andrew Skehan, Matthew Spanjers, and Catherine Tang.

Peer Group Issuers, Footnote [Text Block]	For each year, total stockholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in Part II, Item 5 of our Annual Report on Form
10-K
	for the Fiscal Year Ended January 1, 2023, namely, the Standard & Poor’s Consumer Discretionary Sector. The total return to stockholders reflects an initial $100 investment as of our IPO on July 1, 2021 through our fiscal year end date of January 1, 2023.
PEO Total Compensation Amount	$ 2,138,714	$ 23,637,042
PEO Actually Paid Compensation Amount	$ (10,787,406)	28,259,408
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation Actually Paid Table

Executives	Year	Summary Compensation Table Total	Deduct Summary Compensation Table Stock and Option Awards	Add FV of unvested awards granted in the FY (1)	Add FV change of unvested awards granted in PYs (1)	Add vested awards granted in the FY	Add FV change of vested awards granted in PYs (1)	Subtract FV of awards granted in PYs that failed to vest in the FY (1)	Add value of dividends or other earnings on unvested awards in the FY	Compensation Actually Paid
PEO	2021	$23,637,042	$16,138,304	$20,034,181	$454,389	$—	$272,100 (2)	$—	$—	$28,259,408
PEO	2022	$2,138,714	$999,998	$712,214	$(12,598,179)	$—	$(40,157)	$—	$—	$(10,787,406)
Other NEOs	2021	$5,855,030	$3,806,755	$4,728,962	$275,769	$—	$402,211	$—	$—	$7,455,217
Other NEOs	2022	$1,082,981	$460,002	$256,398	$(2,612,186)	$—	$(201,728)	$1,375,862	$—	$(3,310,398)

(1)
The Company’s IPO occurred on July 1, 2021. Stock and option awards were granted to our NEOs, and prior awards were cancelled as part of the IPO. These stock and option awards initial valuations are as follows:

a.	Stock awards: $17.00 as of July 1, 2021 (the offering price)

b.	Option awards: $6.10 as of May 1, 2021 (Black-Scholes model)

(2)
Michael Tattersfield had stock awards vest on May 18, 2021 that were granted in prior years. The Company valued equity awards semi-annually as a private company. Accordingly, the fair value of Mr. Tattersfield’s vested stock awards was $15.31 at the end of fiscal year 2020 and May 18, 2021.

Non-PEO NEO Average Total Compensation Amount	$ 1,082,981	5,855,030
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,310,398)	7,455,217
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation Actually Paid Table

Executives	Year	Summary Compensation Table Total	Deduct Summary Compensation Table Stock and Option Awards	Add FV of unvested awards granted in the FY (1)	Add FV change of unvested awards granted in PYs (1)	Add vested awards granted in the FY	Add FV change of vested awards granted in PYs (1)	Subtract FV of awards granted in PYs that failed to vest in the FY (1)	Add value of dividends or other earnings on unvested awards in the FY	Compensation Actually Paid
PEO	2021	$23,637,042	$16,138,304	$20,034,181	$454,389	$—	$272,100 (2)	$—	$—	$28,259,408
PEO	2022	$2,138,714	$999,998	$712,214	$(12,598,179)	$—	$(40,157)	$—	$—	$(10,787,406)
Other NEOs	2021	$5,855,030	$3,806,755	$4,728,962	$275,769	$—	$402,211	$—	$—	$7,455,217
Other NEOs	2022	$1,082,981	$460,002	$256,398	$(2,612,186)	$—	$(201,728)	$1,375,862	$—	$(3,310,398)

(1)
The Company’s IPO occurred on July 1, 2021. Stock and option awards were granted to our NEOs, and prior awards were cancelled as part of the IPO. These stock and option awards initial valuations are as follows:

a.	Stock awards: $17.00 as of July 1, 2021 (the offering price)

b.	Option awards: $6.10 as of May 1, 2021 (Black-Scholes model)

(2)
Michael Tattersfield had stock awards vest on May 18, 2021 that were granted in prior years. The Company valued equity awards semi-annually as a private company. Accordingly, the fair value of Mr. Tattersfield’s vested stock awards was $15.31 at the end of fiscal year 2020 and May 18, 2021.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following table lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2022 to Company performance. For more information, see “Executive Compensation – Compensation Discussion and Analysis.”

1.	Adjusted EBITDA Growth

2.	Net Revenue Growth

3.	Net Working Capital Improvement

Total Shareholder Return Amount	$ 60.71	111.29
Peer Group Total Shareholder Return Amount	69.92	112.01
Net Income (Loss)	$ (8,775,000)	$ (14,843,000)
Company Selected Measure Amount	190,729,000	187,945,000
PEO Name	Michael Tattersfield
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Working Capital Improvement
PEO [Member] | Summary Compensation Table Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 999,998	$ 16,138,304
PEO [Member] | FV of unvested awards granted in the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	712,214	20,034,181
PEO [Member] | FV change of unvested awards granted in PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,598,179)	454,389
PEO [Member] | FV change of vested awards granted in PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(40,157)	272,100
Non-PEO NEO [Member] | Summary Compensation Table Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	460,002	3,806,755
Non-PEO NEO [Member] | FV of unvested awards granted in the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	256,398	4,728,962
Non-PEO NEO [Member] | FV change of unvested awards granted in PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,612,186)	275,769
Non-PEO NEO [Member] | FV change of vested awards granted in PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(201,728)	$ 402,211
Non-PEO NEO [Member] | FV of awards granted in PYs that failed to vest in the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,375,862